Company organization and operations	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company organization and operations
1. Company organization and operations:

Westport Fuel Systems Inc. (the “Company” or "Westport") was incorporated under the Business Corporations Act (Alberta) on March 20, 1995. Westport is a technology and innovation company connecting synergistic technologies to power a cleaner tomorrow. As a supplier of affordable, alternative fuel, low-emissions transportation technologies, Westport designs, manufactures, and supplies advanced components and systems that enable the transition from traditional fuels to alternative energy solutions. The Company's technologies support a wide range of alternative fuels - including natural gas, renewable natural gas, and hydrogen - enabling original equipment manufacturers ("OEMs") and commercial transportation industries to meet performance demands, regulatory requirements, and climate targets in a cost effective way.